Additional financial information - Statements of income and other comprehensive income (Details) - Operating revenues benchmark - customer	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers
Number of customers accounting for more than 10% of revenues	3		2
Social Media Company
Disclosure of disaggregation of revenue from contracts with customers
Concentration risk percentage	15.00%	17.70%	15.60%
TELUS Corporation
Disclosure of disaggregation of revenue from contracts with customers
Concentration risk percentage	17.30%	16.10%	19.60%
Google
Disclosure of disaggregation of revenue from contracts with customers
Concentration risk percentage	11.90%	11.00%	7.50%